Warrants - Summary of Warrant Activity (Parenthetical) (Detail) (USD $)				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Feb. 11, 2013 IPO	Apr. 10, 2013 Subsequent Event	Feb. 11, 2013 Subsequent Event IPO
Schedule Of Outstanding Options And Warrants [Line Items]
Share price of warrants held by related party			$ 15.00		$ 15.00
Warrants held by director in total			530,022		523,551
Share price of common stock at the completion of IPO				$ 10.00
Shares issuable on exercise of warrants outstanding	1,950,477	1,919,643
Number of warrants effected with adjusted exercise price	1,656,860